Note 11 - Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2015	2014

Federal Home Loan Bank Advances	$40,000,000	$40,000,000

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount

2018	$2,500,000
2019	8,000,000
2020	-
2021 and Thereafter	29,500,000

$40,000,000